Average Annual Total Returns - FidelityMegaCapStockFund-AMCIZPRO - FidelityMegaCapStockFund-AMCIZPRO - Fidelity Mega Cap Stock Fund	Aug. 29, 2023
Fidelity Advisor Mega Cap Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(14.49%)
Past 5 years	7.97%
Past 10 years	11.00%
Fidelity Advisor Mega Cap Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.30%)
Past 5 years	5.48%
Past 10 years	8.99%
Fidelity Advisor Mega Cap Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.99%)
Past 5 years	5.73%
Past 10 years	8.57%
Fidelity Advisor Mega Cap Stock Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(10.86%)
Past 5 years	8.42%
Past 10 years	10.99%
Fidelity Advisor Mega Cap Stock Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(12.69%)
Past 5 years	8.20%
Past 10 years	10.99%
Fidelity Advisor Mega Cap Stock Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(9.01%)
Past 5 years	9.56%
Past 10 years	11.96%
Fidelity Advisor Mega Cap Stock Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(8.89%)
Past 5 years	9.69%
Since Inception	10.63%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
RS009
Average Annual Return:
Past 1 year	(19.77%)
Past 5 years	9.90%
Past 10 years	12.92%

[1]	AFrom August 13, 2013.